Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2012
Entity Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS II INC
Entity Central Index Key	dei_EntityCentralIndexKey	0000049905
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2013
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2013
THE HARTFORD GROWTH FUND (Prospectus Summary) | THE HARTFORD GROWTH FUND | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	HGWAX
THE HARTFORD GROWTH FUND (Prospectus Summary) | THE HARTFORD GROWTH FUND | Class B
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	HGWBX
THE HARTFORD GROWTH FUND (Prospectus Summary) | THE HARTFORD GROWTH FUND | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	HGWCX
THE HARTFORD GROWTH FUND (Prospectus Summary) | THE HARTFORD GROWTH FUND | Class I
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	HGWJX
THE HARTFORD GROWTH FUND (Prospectus Summary) | THE HARTFORD GROWTH FUND | Class R3
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	HGWRX
THE HARTFORD GROWTH FUND (Prospectus Summary) | THE HARTFORD GROWTH FUND | Class R4
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	HGWSX
THE HARTFORD GROWTH FUND (Prospectus Summary) | THE HARTFORD GROWTH FUND | Class R5
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	HGWUX
THE HARTFORD GROWTH FUND (Prospectus Summary) | THE HARTFORD GROWTH FUND | Class Y
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	HGWYX
THE HARTFORD GROWTH OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD GROWTH OPPORTUNITIES FUND | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	HGOAX
THE HARTFORD GROWTH OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD GROWTH OPPORTUNITIES FUND | Class B
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	HGOBX
THE HARTFORD GROWTH OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD GROWTH OPPORTUNITIES FUND | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	HGOCX
THE HARTFORD GROWTH OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD GROWTH OPPORTUNITIES FUND | Class I
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	HGOIX
THE HARTFORD GROWTH OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD GROWTH OPPORTUNITIES FUND | Class R3
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	HGORX
THE HARTFORD GROWTH OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD GROWTH OPPORTUNITIES FUND | Class R4
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	HGOSX
THE HARTFORD GROWTH OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD GROWTH OPPORTUNITIES FUND | Class R5
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	HGOTX
THE HARTFORD GROWTH OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD GROWTH OPPORTUNITIES FUND | Class Y
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	HGOYX
THE HARTFORD MUNICIPAL REAL RETURN FUND (Prospectus Summary) | THE HARTFORD MUNICIPAL REAL RETURN FUND | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	HTNAX
THE HARTFORD MUNICIPAL REAL RETURN FUND (Prospectus Summary) | THE HARTFORD MUNICIPAL REAL RETURN FUND | Class B
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	HTNBX
THE HARTFORD MUNICIPAL REAL RETURN FUND (Prospectus Summary) | THE HARTFORD MUNICIPAL REAL RETURN FUND | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	HTNCX
THE HARTFORD MUNICIPAL REAL RETURN FUND (Prospectus Summary) | THE HARTFORD MUNICIPAL REAL RETURN FUND | Class I
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	HTNIX
THE HARTFORD MUNICIPAL REAL RETURN FUND (Prospectus Summary) | THE HARTFORD MUNICIPAL REAL RETURN FUND | Class Y
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	HTNYX
THE HARTFORD SMALLCAP GROWTH FUND (Prospectus Summary) | THE HARTFORD SMALLCAP GROWTH FUND | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	HSLAX
THE HARTFORD SMALLCAP GROWTH FUND (Prospectus Summary) | THE HARTFORD SMALLCAP GROWTH FUND | Class B
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	HSLBX
THE HARTFORD SMALLCAP GROWTH FUND (Prospectus Summary) | THE HARTFORD SMALLCAP GROWTH FUND | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	HSLCX
THE HARTFORD SMALLCAP GROWTH FUND (Prospectus Summary) | THE HARTFORD SMALLCAP GROWTH FUND | Class I
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	HSLIX
THE HARTFORD SMALLCAP GROWTH FUND (Prospectus Summary) | THE HARTFORD SMALLCAP GROWTH FUND | Class R3
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	HSLRX
THE HARTFORD SMALLCAP GROWTH FUND (Prospectus Summary) | THE HARTFORD SMALLCAP GROWTH FUND | Class R4
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	HSLSX
THE HARTFORD SMALLCAP GROWTH FUND (Prospectus Summary) | THE HARTFORD SMALLCAP GROWTH FUND | Class R5
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	HSLTX
THE HARTFORD SMALLCAP GROWTH FUND (Prospectus Summary) | THE HARTFORD SMALLCAP GROWTH FUND | Class Y
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	HSLYX
THE HARTFORD VALUE OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD VALUE OPPORTUNITIES FUND | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	HVOAX
THE HARTFORD VALUE OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD VALUE OPPORTUNITIES FUND | Class B
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	HVOBX
THE HARTFORD VALUE OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD VALUE OPPORTUNITIES FUND | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	HVOCX
THE HARTFORD VALUE OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD VALUE OPPORTUNITIES FUND | Class I
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	HVOIX
THE HARTFORD VALUE OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD VALUE OPPORTUNITIES FUND | Class R3
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	HVORX
THE HARTFORD VALUE OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD VALUE OPPORTUNITIES FUND | Class R4
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	HVOSX
THE HARTFORD VALUE OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD VALUE OPPORTUNITIES FUND | Class R5
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	HVOTX
THE HARTFORD VALUE OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD VALUE OPPORTUNITIES FUND | Class Y
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	HVOYX